Note 17 - Segment Information (Details) - Financial Information Regarding Each Reportable Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales:
Net Sales	$ 183,726	$ 67,155	[1]	$ 188,433	$ 189,992	$ 182,132	$ 182,395	$ 180,427	$ 186,203	$ 182,195	$ 118,239	$ 627,712	$ 731,220	$ 728,773
Operating (loss) profit:
Operating Profit (loss)	3,992					29,776					(195,632)	91,749	115,097	55,948
Performance Materials [Member]
Net Sales:
Net Sales	143,111					138,824					92,671	481,823	559,520	568,578
Operating (loss) profit:
Operating Profit (loss)	8,839					21,447					(109,043)	73,588	82,101	30,331
Graphic Solutions [Member]
Net Sales:
Net Sales	40,615					43,308					25,568	145,889	171,700	160,195
Operating (loss) profit:
Operating Profit (loss)	$ (4,847)					$ 8,329					$ (86,589)	$ 18,161	$ 32,996	$ 25,617

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.